Schedule of Investments (unaudited)
August 31, 2024
BlackRock International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Brazil — 1.9%
XP, Inc., Class A	1,727,039	$ 31,794,788
Canada — 10.0%
Canadian National Railway Co.	590,129	69,533,324
Canadian Pacific Kansas City Ltd.	863,943	71,716,917
Teck Resources Ltd., Class B	520,627	24,929,366
		166,179,607
China — 4.7%
Tencent Holdings Ltd.	1,620,900	78,613,506
Denmark — 6.4%
Novo Nordisk A/S, Class B	770,797	107,071,543
France — 8.1%
Air Liquide SA	152,299	28,426,318
Cie de Saint-Gobain SA	592,413	51,768,531
LVMH Moet Hennessy Louis Vuitton SE	74,437	55,404,705
		135,599,554
Germany — 14.6%
adidas AG, Class N	135,103	34,662,479
Beiersdorf AG	598,034	86,475,780
Deutsche Telekom AG, Registered Shares	3,162,576	89,984,829
Infineon Technologies AG, Class N	861,798	31,627,294
		242,750,382
Italy — 5.0%
Ferrari NV	93,070	46,247,153
Intesa Sanpaolo SpA	8,971,786	37,496,526
		83,743,679
Japan — 12.2%
Nintendo Co. Ltd.	913,900	49,701,748
Recruit Holdings Co. Ltd.	987,300	61,569,960
Sony Group Corp.	954,100	92,923,774
		204,195,482
Netherlands — 3.8%
ASML Holding NV	70,926	63,963,482
Security	Shares	Value
South Korea — 3.5%
Samsung Electronics Co. Ltd.	1,060,195	$ 58,881,452
Switzerland — 2.0%
Julius Baer Group Ltd., Registered Shares	572,769	33,517,571
Taiwan — 4.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,287,000	67,707,491
United Kingdom — 9.2%
AstraZeneca PLC	298,684	52,349,042
RELX PLC	788,577	36,818,991
Standard Chartered PLC	6,186,681	63,657,224
		152,825,257
United States — 13.6%
Baker Hughes Co., Class A	1,080,704	38,008,360
Cadence Design Systems, Inc.(a)	176,006	47,333,293
Mastercard, Inc., Class A	172,840	83,540,486
Thermo Fisher Scientific, Inc.	94,919	58,381,829
		227,263,968
Total Long-Term Investments — 99.1% (Cost: $1,319,200,282)		1,654,107,762
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.18%(b)(c)	15,397,393	15,397,393
Total Short-Term Securities — 0.9% (Cost: $15,397,393)		15,397,393
Total Investments — 100.0% (Cost: $1,334,597,675)		1,669,505,155
Liabilities in Excess of Other Assets — (0.0)%		(93,252)
Net Assets — 100.0%		$ 1,669,411,903
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 36,436,007	$ —	$ (21,038,614)(a)	$ —	$ —	$ 15,397,393	15,397,393	$ 217,946	$ —
(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock International Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$ 31,794,788	$ —	$ —	$ 31,794,788
Canada	166,179,607	—	—	166,179,607
China	—	78,613,506	—	78,613,506
Denmark	—	107,071,543	—	107,071,543
France	—	135,599,554	—	135,599,554
Germany	—	242,750,382	—	242,750,382
Italy	—	83,743,679	—	83,743,679
Japan	—	204,195,482	—	204,195,482
Netherlands	—	63,963,482	—	63,963,482
South Korea	—	58,881,452	—	58,881,452
Switzerland	—	33,517,571	—	33,517,571
Taiwan	—	67,707,491	—	67,707,491
United Kingdom	—	152,825,257	—	152,825,257
United States	227,263,968	—	—	227,263,968
Short-Term Securities
Money Market Funds	15,397,393	—	—	15,397,393
	$ 440,635,756	$ 1,228,869,399	$ —	$ 1,669,505,155
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